Fees Summary	Jan. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,660,000
Previously Paid Amount	0.00
Total Fee Amount	505.45
Total Offset Amount	0.00
Net Fee	505.45
Narrative - Max Aggregate Offering Price	$ 3,660,000
Final Prospectus	true